Stockholder’s Deficit (Details) - $ / shares				9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Apr. 25, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2024	Feb. 14, 2024	Feb. 21, 2023	Feb. 17, 2023	Jul. 30, 2020
Stockholder’s Deficit [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.	Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.
Class of warrant or right, outstanding	7,330,000	7,330,000		7,330,000	7,330,000
Common stock, shares outstanding	2,155,000	2,155,000		2,155,000	2,155,000	1,725,000	1,581,733	3,432,046
Common Stock, Shares, Issued	2,155,000	2,155,000		2,155,000	2,155,000	1,725,000
IPO [Member]
Stockholder’s Deficit [Line Items]
Class of warrant or right, exercise price of warrants or rights (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5	$ 11.5
Public Warrants Member
Stockholder’s Deficit [Line Items]
Common stock, par or stated value per share (in Dollars per share)	16.5	16.5		16.5	16.5
Class of warrant or right, exercise price of warrants or rights (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5	$ 11.5
Warrants or rights outstanding, exercisable term after business combination				30 days	30 days
Warrants and rights outstanding, term	5 years	5 years		5 years	5 years
Class of warrant or right redemption price of warrants or rights (in Dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Notice period for warrant redemption				30 days	30 days
Warrant redemption condition minimum share price (in Dollars per share)				$ 16.5	$ 16.5
Threshold period after business combination in which specified trading days within any specified trading day period commences				20 days	20 days
Transfer, assign, or sell any shares or warrants after completion of initial business combination threshold consecutive trading days				30 days	30 days
Founder Shares Member
Stockholder’s Deficit [Line Items]
Common stock, par or stated value per share (in Dollars per share)											$ 0.017
Common stock, shares, issued	2,155,000	2,155,000	225,000			1,725,000
Common stock, shares outstanding						1,725,000
Common Stock, Shares, Issued											1,437,500
Founder Shares Member | Subject To Forfeiture Member
Stockholder’s Deficit [Line Items]
Common stock, shares outstanding						225,000
Founder Shares Member | No Longer Subject To Forfeiture Member
Stockholder’s Deficit [Line Items]
Common Stock, Shares, Issued									225,000
Common Stock Subject to Mandatory Redemption [Member]
Stockholder’s Deficit [Line Items]
Common stock, shares outstanding	1,886,221	3,467,954		1,886,221	3,467,954	0
Equity Participation Member
Stockholder’s Deficit [Line Items]
Units issued during period, shares, new issues				34,500	34,500
Private Placement [Member]
Stockholder’s Deficit [Line Items]
Class of warrant or right, exercise price of warrants or rights (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5	$ 11.5
Common Stock, Shares, Issued						430,000
Common Stock [Member]
Stockholder’s Deficit [Line Items]
Warrants per share (in Dollars per share)				16.5
Private Placement [Member]
Stockholder’s Deficit [Line Items]
Common stock, par or stated value per share (in Dollars per share)	$ 9.5	$ 9.5		$ 9.5	$ 9.5					$ 0.0001
Transfer assign or sell any shares or warrants after completion of initial business combination threshold percentage of total equity proceeds				60.00%	60.00%
Warrant exercise price adjustment percentage				115.00%	115.00%
Redemption trigger price adjustment percentage				165.00%	165.00%